Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Maximum potential future payment for each type of guarantee
At December 31, 2014 the Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(in US$ millions)	December 31, 2014	December 31, 2013
Guarantees to customers of the Company's own performance	370.0	530.0
Guarantee in favor of banks	515.5	103.4
Total	885.5	633.4